Exhibit 99.2
Remittance Dates:
March 23, 2012 through April 20, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 28, 2012
		Remittance Dates:	March 23, 2012 through April 20, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,146,824.78	$ 1,140,737.44
2	Small General Service	$0.00460	per kWh	$ 98,573.35	$ 98,364.78
3	General Service	$0.00255	per kWh	$ 615,740.96	$ 615,336.42
4	Large General Service	$0.00147	per kWh	$ 177,590.97	$ 177,561.14
5	Large Industrial Power Service	$0.15389	per kW	$ 118,979.64	$ 118,979.64
6	Interruptible Service	$0.03501	per kW	$ 3,238.92	$ 3,238.92
7	Economic As-Available Service	$0.00012	per kWh	$ 1,517.24	$ 1,517.24
8	Standby and Maintenance Service	$0.01606	per kW	$ 10,112.36	$ 10,112.36
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 114,796.79	$ 112,998.17
10	Total			$ 2,287,375.01	$ 2,278,846.11

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:	December 31, 2010 to December 29, 2011

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ 19,860,408.48	$ 19,889,449.94	$ 29,041.46	$ -
14	Small General Service	$ 1,424,028.61	$ 1,425,121.34	$ 1,092.73	$ -
15	General Service	$ 8,469,617.10	$ 8,470,287.82	$ 670.72	$ -
16	Large General Service	$ 2,157,174.63	$ 2,156,389.12	$ -	$ 785.51
17	Large Industrial Power Service	$ 1,239,588.33	$ 1,239,588.33	$ 0.00	$ -
18	Interruptible Service	$ 37,048.03	$ 37,048.03	$ -	$ -
19	Economic As-Available Service	$ 7,030.26	$ 7,030.26	$ -	$ -
20	Standby and Maintenance Service	$ 90,456.30	$ 90,456.30	$ -	$ -
21	Street and Outdoor Lighting	$ 1,337,018.93	$ 1,341,297.69	$ 4,278.76	$ -
22	Total	$ 34,622,370.67	$ 34,656,668.83	$ 35,083.67	$ 785.51

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,278,846.11
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,313,144.27

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ 34,298.16
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of April 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
April 23, 2012 through May 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 28, 2012
		Remittance Dates:	April 23, 2012 through May 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,155,521.25	$ 1,149,387.73
2	Small General Service	$0.00460	per kWh	$ 96,782.08	$ 96,577.28
3	General Service	$0.00255	per kWh	$ 648,030.00	$ 647,604.25
4	Large General Service	$0.00147	per kWh	$ 179,525.21	$ 179,495.07
5	Large Industrial Power Service	$0.15389	per kW	$ 117,117.78	$ 117,117.78
6	Interruptible Service	$0.03501	per kW	$ 3,398.24	$ 3,398.24
7	Economic As-Available Service	$0.00012	per kWh	$ 364.99	$ 364.99
8	Standby and Maintenance Service	$0.01606	per kW	$ 10,111.40	$ 10,111.40
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 114,435.14	$ 112,642.17
10	Total			$ 2,325,286.09	$ 2,316,698.91

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,316,698.91
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,316,698.91

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
May 22, 2012 through June 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 28, 2012
		Remittance Dates:	May 22, 2012 through June 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,309,032.20	$ 1,303,000.17
2	Small General Service	$0.00460	per kWh	$ 103,645.74	$ 103,450.37
3	General Service	$0.00255	per kWh	$ 686,539.43	$ 686,095.95
4	Large General Service	$0.00147	per kWh	$ 192,652.36	$ 192,623.48
5	Large Industrial Power Service	$0.15389	per kW	$ 121,965.12	$ 121,965.12
6	Interruptible Service	$0.03501	per kW	$ 3,857.72	$ 3,857.72
7	Economic As-Available Service	$0.00012	per kWh	$ 269.02	$ 269.02
8	Standby and Maintenance Service	$0.01606	per kW	$ 10,067.74	$ 10,067.74
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 115,003.77	$ 113,680.43
10	Total			$ 2,543,033.10	$ 2,535,010.00

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,535,010.00
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,535,010.00

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of June 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
June 22, 2012 through July 20, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 28, 2012
		Remittance Dates:	June 22, 2012 through July 20, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,835,792.99	$ 1,827,333.69
2	Small General Service	$0.00460	per kWh	$ 127,479.16	$ 127,238.86
3	General Service	$0.00255	per kWh	$ 788,208.71	$ 787,699.53
4	Large General Service	$0.00147	per kWh	$ 203,807.69	$ 203,777.12
5	Large Industrial Power Service	$0.15389	per kW	$ 110,708.32	$ 110,708.32
6	Interruptible Service	$0.03501	per kW	$ 4,386.65	$ 4,386.65
7	Economic As-Available Service	$0.00012	per kWh	$ 383.44	$ 383.44
8	Standby and Maintenance Service	$0.01606	per kW	$ 8,640.98	$ 8,640.98
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 115,379.60	$ 114,051.92
10	Total			$ 3,194,787.54	$ 3,184,220.51

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,184,220.51
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,184,220.51

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of July 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
July 23, 2012 through August 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2012 through June 28, 2013
		Remittance Dates:	July 23, 2012 through August 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00353	per kWh	$ 2,151,705.74	$ 2,141,790.67
2	Small General Service	$0.00570	per kWh	$ 166,012.75	$ 165,699.80
3	General Service	$0.00277	per kWh	$ 855,223.76	$ 854,671.29
4	Large General Service	$0.00151	per kWh	$ 216,039.99	$ 216,007.60
5	Large Industrial Power Service	$0.14980	per kW	$ 133,382.55	$ 133,382.55
6	Interruptible Service	$0.03603	per kW	$ 4,129.20	$ 4,129.20
7	Economic As-Available Service	$0.00021	per kWh	$ 667.27	$ 667.27
8	Standby and Maintenance Service	$0.01959	per kW	$ 12,316.33	$ 12,316.33
9	Street and Outdoor Lighting	$0.01662	per kWh	$ 111,769.29	$ 110,483.17
10	Total			$ 3,651,246.88	$ 3,639,147.88

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,639,147.88
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,639,147.88

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of August 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
August 22, 2012 through September 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2012 through June 28, 2013
		Remittance Dates:	August 22, 2012 through September 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00353	per kWh	$ 2,223,277.19	$ 2,213,032.33
2	Small General Service	$0.00570	per kWh	$ 170,330.15	$ 170,009.06
3	General Service	$0.00277	per kWh	$ 867,849.95	$ 867,289.31
4	Large General Service	$0.00151	per kWh	$ 212,354.74	$ 212,322.85
5	Large Industrial Power Service	$0.14980	per kW	$ 119,465.59	$ 119,465.59
6	Interruptible Service	$0.03603	per kW	$ 4,276.05	$ 4,276.05
7	Economic As-Available Service	$0.00021	per kWh	$ 2,429.43	$ 2,429.43
8	Standby and Maintenance Service	$0.01959	per kW	$ 11,798.41	$ 11,798.41
9	Street and Outdoor Lighting	$0.01662	per kWh	$ 111,777.98	$ 110,491.74
10	Total			$ 3,723,559.49	$ 3,711,114.77

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,711,114.77
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,711,114.77

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of September 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer